REVENUE AND CONTRACT ACCOUNTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of contracts assets on uncompleted contracts

	March 31, 2025	December 31, 2024
Cumulative revenues recognized	$9,981,445	$9,916,761
Less: Billings or cash received	(9,280,987)	(9,280,987)
Contract assets	$700,458	$635,774

Schedule of contract liabilities on uncompleted contracts

	March 31, 2025	December 31, 2024
Billings and/or cash receipts on uncompleted contracts	$1,264,658	$1,264,658
Less: Cumulative revenues recognized	(861,024)	(861,024)
Contract liabilities, technology systems	403,634	403,634
Contract liabilities, services and consulting	9,964,218	11,401,384
Total contract liabilities, current	10,367,852	11,805,018
Total contract liabilities, non-current	$9,563,888	$11,016,134

Contract Liabilities Current

	March 31, 2025	December 31, 2024
Total contract liabilities, current	$3,001,352	$3,188,518
Total contract liabilities, current – related parties	7,366,500	8,616,500
Total contract liabilities, current	$10,367,852	$11,805,018

Contract Liabilities Non-Current

	March 31, 2025	December 31, 2024
Total contract liabilities, non-current	$6,851,513	$7,399,634
Total contract liabilities, non-current – related parties	2,712,375	3,616,500
Total contract liabilities, non-current	$9,563,888	$11,016,134

	2024	2023
Billings and/or cash receipts on uncompleted contracts	$1,264,658	$1,264,658
Less: Cumulative revenues recognized	(861,024)	(199,976)
Contract liabilities, technology systems, current	$403,634	$1,064,682
Contract liabilities, services and consulting, current	11,401,384	601,561
Total contract liabilities, current	$11,805,018	$1,666,243
Total contract liabilities, services and consulting, non-current	$11,016,134	$—

Schedule of balance in contract liabilities non-monetary transaction

Calendar Year	Amount
2025	$1,644,363
2026	2,192,484
2027	2,192,484
2028	2,192,484
2029	822,181
Total Contract Liabilities	$9,043,996

Calendar Year	Amount
2025	$2,192,484
2026	2,192,484
2027	2,192,484
2028	2,192,484
2029	822,182
Total Contract Liabilities	$9,592,118

Schedule of balance in contract liabilities

Calendar Year	Amounts
2025	$2,712,375
2026	3,616,500
Contract Liability	$6,328,875

Schedule of disaggregation of revenue

Segments	Technologies	Data Center Hosting & Related Services	Asset Management	Total
Primary Geographical Markets

North America	$1,037,435	$—	$3,914,750	$4,952,185

Major Goods and Service Lines

Turnkey Projects	$64,684	$—	$—	$64,684
Maintenance and Support	972,751	—	3,914,750	4,877,501
	$1,037,435	$—	$3,914,750	$4,952,185

Timing of Revenue Recognition

Goods transferred over time	$64,684	$—	$—	$64,684
Services transferred over time	972,751	—	3,914,750	4,887,501
	$1,037,435	$—	$3,914,750	$4,952,185

For the Three Months Ended March 31, 2024

Segments	Technologies	Data Center Hosting & Related Services	Asset Management	Total
Primary Geographical Markets

North America	$1,070,680	$—	$—	$1,070,680

Major Goods and Service Lines

Turnkey Projects	$269,855	$—	$—	$269,855
Maintenance and Support	800,825	—	—	800,825
	$1,070,680	$—	$—	$1,070,680

Timing of Revenue Recognition

Goods transferred over time	$269,855	$—	$—	$269,855
Services transferred over time	800,825	—	—	800,825
	$1,070,680	$—	$—	$1,070,680

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$5,696,931	$921,562	$—	$662,392	$7,280,885

Major Goods and Service Lines

Turnkey Projects	$2,252,357	$—	$—	$—	$2,252,357
Maintenance and Support	3,444,574	921,562	—	—	4,366,136
Algorithms	—	—	—	662,392	662,392
	$5,696,931	$921,562	$—	$662,392	$7,280,885

Timing of Revenue Recognition

Goods transferred over time	$2,252,357	$—	$—	$—	$2,252,357
Services transferred over time	3,444,574	921,562	—	662,392	5,028,528
	$5,696,931	$921,562	$—	$662,392	$7,280,885

Quantitative:

For the Year Ended December 31, 2023

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets
North America	$6,261,748	$78,575	$11,353	$1,119,522	$7,471,198

Major Goods and Service Lines
Turnkey Projects	$3,616,334	$1,694	$—	$—	$3,618,028
Maintenance and Support	2,645,414	76,881	11,353	—	2,733,648
Data Center Auditing Services	—	—	—	—	—
Software License	—	—	—	—	—
Algorithms	—	—	—	1,119,522	1,119,522
	$6,261,748	$78,575	$11,353	$1,119,522	$7,471,198

Timing of Revenue Recognition
Goods transferred over time	$3,616,334	$1,694	$—	$—	$3,218,028
Services transferred over time	2,645,414	76,881	11,353	1,119,522	3,853,170
	$6,261,748	$78,575	$11,353	$1,119,522	$7,471,198